Long-Term Debt, details (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Total debt, net of deferred financing costs, Current	$ 4,282	$ 0
Total debt, net of deferred financing costs, Non-current	28,001	0
Nordea [Member]
Nordea term loan	32,481	0
Nordea term loan Current	4,340	0
Nordea term loan Non-current	28,141	0
less unamortized deferred financing costs	(198)	0
less unamortized deferred financing costs, Current	(58)	0
less unamortized deferred financing costs, Non-current	(140)	0
Total debt, net of deferred financing costs	32,283	0
Total debt, net of deferred financing costs, Current	4,282	0
Total debt, net of deferred financing costs, Non-current	$ 28,001	$ 0